UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2849

                           OPPENHEIMER HIGH YIELD FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
--------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd.,
Sub. Collateralized Bond Obligations,
Series 1A, Cl. D, 0.125%, 6/13/11 1,2
(Cost $1,533,597)                                $  2,258,663    $       33,880
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--89.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--34.1%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.6%
Collins & Aikman Floorcoverings, Inc., 9.75%
Sr. Sub. Nts., Series B, 2/15/10                    1,500,000         1,500,000
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                3,750,000         3,665,625
9% Sr. Unsec. Nts., 7/1/15                          3,270,000         3,335,400
--------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75%
Sr. Unsec. Sub. Nts., 11/1/13 1                       900,000           850,500
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12           2,600,000         2,528,500
--------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                 650,000           645,125
10.25% Sr. Sec. Nts., Series B, 7/15/13             2,100,000         2,289,000
--------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub.
Nts., 6/15/13                                       1,300,000         1,293,500
--------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                         1,500,000         1,350,000
8.25% Sr. Unsec. Nts., 8/1/10                       5,300,000         5,194,000
                                                                 ---------------
                                                                     22,651,650
--------------------------------------------------------------------------------
AUTOMOBILES--5.3%
Ford Motor Co., 7.45% Bonds, 7/16/31                1,200,000           933,000
--------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                6,250,000         5,998,556
5.80% Sr. Unsec. Nts., 1/12/09                      1,200,000         1,143,012
7.375% Nts., 10/28/09                              15,950,000        15,510,673
7.375% Unsec. Nts., 2/1/11                          1,950,000         1,873,359
9.957% Nts., 4/15/12 2                              7,335,000         7,685,202
--------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                               20,800,000        20,711,184
7.25% Nts., 3/2/11                                    900,000           905,989
8% Bonds, 11/1/31                                   5,950,000         6,238,408
--------------------------------------------------------------------------------
General Motors Corp.:
7.20% Nts., 1/15/11                                 5,450,000         5,048,063
8.375% Sr. Unsec. Debs., 7/15/33                    4,350,000         3,784,500
--------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                             465,000           489,413
10.50% Sr. Sub. Nts., 1/1/16 3                      4,405,000         4,867,525
                                                                 ---------------
                                                                     75,188,884
--------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
SGS International, Inc., 12% Sr. Unsec.
Sub. Nts., 12/15/13                                 1,955,000         1,984,325
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Education Management LLC/Education
Management Corp., 10.25% Sr. Sub. Nts.,
6/1/16 3                                            2,110,000         2,168,025
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.3%
American Casino & Entertainment Properties
LLC, 7.85% Sr. Sec. Nts., 2/1/12                    1,750,000         1,785,000
--------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts.,
8/15/11                                             1,300,000         1,363,375
--------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts.,
4/15/12                                             3,000,000         3,165,000
--------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3          4,020,000         3,879,300
--------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts.,
7/1/11                                              1,932,000         2,038,260


                         1 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
--------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75%
First Mtg. Nts., 4/15/14 3                       $  3,750,000    $    3,421,875
--------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14              2,150,000         2,066,688
8% Sr. Nts., 11/15/13                               1,400,000         1,431,500
--------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts.,
12/1/13 3                                           3,525,000         3,736,500
--------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts.,
10/15/13                                            2,666,000         2,875,948
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                     4,100,000         3,915,500
9% Sr. Sub. Nts., 3/15/12                           2,200,000         2,307,250
--------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub.
Nts., 2/15/10                                       3,532,000         3,792,485
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                     1,600,000         1,544,000
6.75% Sr. Unsec. Nts., 4/1/13                       1,350,000         1,333,125
8.375% Sr. Unsec. Sub. Nts., 2/1/11                 6,950,000         7,280,473
9.75% Sr. Unsec. Sub. Nts., 6/1/07                  2,000,000         2,057,500
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                1,240,000         1,218,300
6.375% Sr. Sub. Nts., 7/15/09                       2,200,000         2,194,500
6.875% Sr. Unsec. Sub. Nts., 2/15/15                1,735,000         1,700,300
7.125% Sr. Unsec. Sub. Nts., 8/15/14                  900,000           900,000
8% Sr. Sub. Nts., 4/1/12                            3,650,000         3,796,000
--------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14         2,700,000         2,625,750
--------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                       3,700,000         3,866,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                  950,000           961,875
--------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                    735,000           719,381
6.875% Sr. Sub. Nts., 12/1/11                         900,000           909,000
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr.
Unsec. Sub. Nts., 3/15/12                           7,150,000         7,275,125
--------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts.,
6/15/14 3                                           1,690,000         1,810,413
--------------------------------------------------------------------------------
Six Flags, Inc.:
9.625% Sr. Nts., 6/1/14                             2,397,000         2,145,315
9.75% Sr. Nts., 4/15/13                             2,200,000         1,991,000
--------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                  6,000,000         5,647,500
6.875% Sr. Unsec. Sub. Nts., 3/1/16                 1,245,000         1,173,413
--------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50%
Sec. Nts., 6/1/15                                   5,050,000         4,854,313
--------------------------------------------------------------------------------
Universal City Development Partners Ltd.,
11.75% Sr. Nts., 4/1/10                             2,700,000         2,922,750
--------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts.,
2/15/14                                             2,700,000         2,652,750
--------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp., 6.625% Nts., 12/1/14                         7,400,000         7,215,000
                                                                 ---------------
                                                                    104,572,964
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.8%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                       900,000           819,000
8.375% Sr. Nts., 4/15/12                            3,300,000         3,300,000
--------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts.,
9/15/10                                               800,000           879,706
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                               900,000           828,000
7.75% Sr. Unsec. Sub. Nts., 5/15/13                 2,250,000         2,070,000
8.875% Sr. Sub. Nts., 4/1/12                        1,500,000         1,477,500


                         2 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                   $  2,750,000    $    2,832,143
9.50% Sr. Unsec. Sub. Nts., 2/15/11                 2,000,000         2,052,500
--------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec.
Nts., 3/15/15                                         900,000           769,500
--------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts.,
6/15/14                                             1,095,000         1,122,375
--------------------------------------------------------------------------------
Standard Pacific Corp.:
6.25% Sr. Unsec. Unsub. Nts., 4/1/14                1,800,000         1,575,000
9.25% Sr. Sub. Nts., 4/15/12                        1,200,000         1,164,000
--------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11            1,750,000         1,798,125
--------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub.
Nts., 5/1/12                                        1,400,000         1,260,000
--------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts.,
4/1/13                                              3,700,000         3,422,500
                                                                 ---------------
                                                                     25,370,349
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec.
Nts., 2/1/13                                        3,575,000         3,539,250
--------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr.
Nts., 3/1/14 3                                        740,000           728,900
                                                                 ---------------
                                                                      4,268,150
--------------------------------------------------------------------------------
MEDIA--14.9%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 4,8              1,150,000           715,875
8.375% Sr. Nts., Series B, 2/1/08 4,8               2,700,000         1,680,750
9.875% Sr. Nts., Series B, 3/1/07 4,8               2,200,000         1,369,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 4,8            1,200,000           783,000
10.875% Sr. Unsec. Nts., 10/1/10 4,8                1,500,000           933,750
--------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr.
Unsec. Sub. Nts., 12/15/12                          2,100,000         2,126,250
--------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                     3,300,000         3,118,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11                  1,499,000         1,504,621
--------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                3,450,000         3,044,625
10.25% Sr. Unsec. Sub. Nts., Series B,
5/1/09                                              2,750,000         2,571,250
--------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts.,
12/15/15 3                                          1,685,000         1,651,300
--------------------------------------------------------------------------------
Charter Communications Holdings II
LLC/Charter Communications Holdings II
Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                     3,200,000         3,280,000
10.25% Sr. Unsec. Nts., Series B, 9/15/10           1,880,000         1,917,600
--------------------------------------------------------------------------------
Charter Communications Operating
LLC/Charter Communications Operating
Capital Corp., 8.375% Sr. Nts., Second
Lien, 4/30/14 3                                    10,500,000        10,723,125
--------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub.
Nts., 2/1/13                                        1,800,000         1,876,500
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc.
Nts., 3/15/14 5                                     6,800,000         5,457,000
--------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.25% Sr. Nts., 4/15/12 3                           2,950,000         2,953,688
7.625% Sr. Unsec. Debs., 7/15/18                    4,500,000         4,629,375
7.625% Sr. Unsec. Unsub. Nts., Series B,
4/1/11                                              1,130,000         1,165,313
--------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance
Co., 9.875% Sr. Unsec. Nts., 11/15/09               3,000,000         3,176,250
--------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance
Co.:
8.50% Sr. Nts., 8/15/10                             2,100,000         2,178,750
9.875% Sr. Sub. Nts., 8/15/13                       5,316,000         5,767,860
--------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 5                 4,200,000         3,559,500


                         3 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MEDIA CONTINUED
--------------------------------------------------------------------------------
8% Unsec. Nts., 11/15/13                         $ 11,625,000    $   11,595,938
--------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co.,
Inc.:
6.375% Sr. Unsec. Nts., 6/15/15                     2,700,000         2,551,500
8.375% Sr. Unsec. Nts., 3/15/13                     5,200,000         5,414,500
--------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                     8,950,000         8,536,063
7% Sr. Nts., 10/1/13 3,6                            1,765,000         1,734,113
7.125% Sr. Nts., 2/1/16 3                           1,900,000         1,845,375
--------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub.
Nts., 5/15/12                                       1,450,000         1,455,438
--------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc.,
7.625% Sr. Unsec. Sub. Nts., 3/1/14                 1,500,000         1,471,875
--------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec.
Nts., 12/1/10                                       1,937,000         1,801,410
--------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts.,
12/15/11                                            1,750,000         1,839,688
--------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                2,242,000         2,160,728
7.25% Sr. Unsec. Sub. Nts., 1/1/13                  1,000,000         1,011,250
--------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts.,
5/15/13                                             2,530,000         2,371,875
--------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc.
Nts., 8/15/14 5                                     5,700,000         4,389,000
--------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts.,
10/15/15 3,6                                        4,040,000         4,034,950
--------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband
Corp., 8.50% Sr. Nts., 10/15/15                       645,000           644,194
--------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50%
Sr. Unsec. Nts., 1/15/13                            2,247,000         2,308,793
--------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                        4,700,000         4,171,250
6.875% Sr. Unsec. Sub. Nts., 10/1/13                  700,000           651,000
--------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 3,5           2,960,000         1,750,100
10% Sr. Nts., 8/1/14 3                              6,455,000         6,705,131
--------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16             1,055,000         1,094,563
--------------------------------------------------------------------------------
Paxson Communications Corp., 11.757% Sr.
Sec. Nts., 1/15/13 1,2                              3,130,000         3,169,125
--------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                3,400,000         3,102,500
8.875% Sr. Unsec. Nts., 5/15/11                     2,647,000         2,600,678
--------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr.
Nts., 3/15/16 3                                     1,225,000         1,185,188
--------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13          6,420,000         5,890,350
6.875% Sr. Disc. Nts., Series A-2, 1/15/13          9,690,000         8,890,575
6.875% Sr. Nts., 1/15/13                            6,300,000         5,780,250
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16        11,095,000        11,178,213
--------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875%
Sr. Sub. Nts., 12/15/12 3                           3,900,000         4,309,500
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub.
Nts., Series B, 7/1/11                              1,950,000         2,001,188
--------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr.
Nts., 9/1/12 3                                      2,000,000         2,150,000
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                   10,450,000        10,645,938
8.75% Sr. Sub. Nts., 12/15/11                       1,250,000         1,309,375
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr.
Unsec. Nts., 8/1/13                                 1,650,000         1,621,125
--------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                         3,450,000         3,497,438
10.875% Sr. Unsec. Nts., Series B, 6/15/09            800,000           808,000
--------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds,
4/15/14                                             2,200,000         2,156,000


                         4 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MEDIA CONTINUED
--------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc.
Nts., 12/15/14 5                                 $  6,327,000    $    4,745,250
--------------------------------------------------------------------------------
XM Satellite Radio, Inc.:
9.75% Sr. Nts., 5/1/14 3                            1,650,000         1,592,250
9.75% Sr. Unsec. Nts., 5/1/14                       1,000,000           960,000
                                                                 ---------------
                                                                    213,316,059
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Bon-Ton Stores, Inc. (The), 10.25% Sr.
Unsec. Unsub. Nts., 3/15/14                         4,500,000         4,398,750
--------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                        4,410,000         4,707,675
10.375% Sr. Unsec. Sub. Nts., 10/15/15              1,205,000         1,307,425
                                                                 ---------------
                                                                     10,413,850
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Asbury Automotive Group, Inc., 9% Sr. Sub.
Nts., 6/15/12                                       1,400,000         1,440,250
--------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr.
Unsec. Sub. Nts., 1/15/14                           1,450,000         1,424,625
--------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub.
Nts., 10/15/14                                      1,500,000         1,406,250
--------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12         3,400,000         3,519,000
--------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts.,
5/1/09 1,4,8                                          700,000                --
--------------------------------------------------------------------------------
Linens 'N Things, Inc., 11.132% Sr. Sec.
Nts., 1/15/14 2,3                                   3,175,000         3,079,750
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr.
Sub. Nts., 11/1/11 1                                3,500,000         3,710,000
--------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub.
Nts., Series B, 5/1/10                              1,100,000         1,111,000
                                                                 ---------------
                                                                     15,690,875
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3             2,300,000         2,443,750
--------------------------------------------------------------------------------
Levi Strauss & Co.:
9.75% Sr. Unsec. Unsub. Nts., 1/15/15               3,906,000         4,072,005
10.258% Sr. Unsec. Unsub. Nts., 4/1/12 2            1,615,000         1,671,525
--------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts.,
6/1/11 1                                            1,250,000         1,281,250
--------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts.,
4/15/15                                             2,385,000         2,271,713
                                                                 ---------------
                                                                     11,740,243
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.7%
--------------------------------------------------------------------------------
BEVERAGES--0.4%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                              3,805,000         3,866,831
8.125% Sr. Sub. Nts., 1/15/12                       2,000,000         2,077,500
                                                                 ---------------
                                                                      5,944,331
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Jean Coutu Group (PJC), Inc. (The), 8.50%
Sr. Sub. Nts., 8/1/14                               4,550,000         4,402,125
--------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                        2,650,000         2,669,875
9.50% Sr. Sec. Nts., 2/15/11                        1,600,000         1,662,000
                                                                 ---------------
                                                                      8,734,000
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                   930,000           902,100
8.625% Sr. Sub. Nts., 12/15/12                      3,300,000         3,477,375
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                        750,000           699,375
8.625% Sr. Nts., 5/1/09                             1,909,000         1,875,593


                         5 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
--------------------------------------------------------------------------------
8.875% Sr. Unsec. Nts., 3/15/11                  $    475,000    $      457,188
--------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec.
Sub. Nts., 10/1/11                                  3,100,000         2,813,250
--------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11                                 1,300,000         1,316,250
7.625% Sr. Unsec. Sub. Nts., 2/15/08                2,240,000         2,284,800
8% Sr. Nts., Series B, 10/15/09                       400,000           420,000
--------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr.
Sub. Nts., 4/15/11 [EUR]                            2,000,000         2,683,519
                                                                 ---------------
                                                                     16,929,450
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr. Unsec.
Sub. Nts., 12/15/12                                 1,800,000         1,732,500
--------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts.,
4/15/14 3                                           1,230,000         1,322,250
--------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec.
Sub. Nts., 2/1/15                                   4,450,000         3,582,250
                                                                 ---------------
                                                                      6,637,000
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Elizabeth Arden, Inc., 7.75% Sr. Unsec.
Sub. Nts., 1/15/14                                  2,600,000         2,561,000
--------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                            2,500,000         2,606,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                 3,235,000         3,396,750
                                                                 ---------------
                                                                      8,564,000
--------------------------------------------------------------------------------
TOBACCO--0.4%
Reynolds American, Inc., 7.25% Sr. Sec.
Nts., 6/1/13 3                                      6,205,000         6,416,144
--------------------------------------------------------------------------------
ENERGY--8.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Basic Energy Services, Inc., 7.125% Sr.
Nts., 4/15/16 3                                     1,225,000         1,188,250
--------------------------------------------------------------------------------
Dresser, Inc., 9.875% Sr. Unsec. Sub. Nts.,
4/15/11 2                                           1,200,000         1,261,500
--------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec.
Sub. Nts., 12/15/10                                 2,500,000         2,612,500
--------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec.
Nts., Series A, 9/1/08                                662,000           673,585
--------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Nts., 4/15/13 3               1,470,000         1,400,175
--------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 3        2,240,000         2,318,400
--------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr.
Unsec. Sub. Nts., 5/15/10                           2,500,000         2,531,250
                                                                 ---------------
                                                                     11,985,660
--------------------------------------------------------------------------------
OIL & GAS--7.7%
Arch Western Finance LLC, 6.75% Sr. Nts.,
7/1/13                                              2,650,000         2,557,250
--------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr.
Unsec. Nts., 12/15/15                               1,205,000         1,232,113
--------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                     2,950,000         2,832,000
6.875% Sr. Unsec. Nts., 1/15/16                     7,284,000         7,156,530
7.50% Sr. Nts., 6/15/14                               900,000           914,625
--------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr.
Unsec. Nts., 8/1/13                                   495,000           447,975
--------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr.
Nts., 12/1/13                                       3,610,000         3,501,700
--------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts.,
3/1/16                                                740,000           752,950
--------------------------------------------------------------------------------
El Paso Corp.:
7.75% Sr. Nts., 1/15/32                             3,500,000         3,605,000
7.875% Sr. Unsec. Nts., 6/15/12                     6,452,000         6,726,210
--------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11          1,600,000         1,648,000
--------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr.
Unsec. Nts., 6/1/13                                 7,450,000         7,654,875
--------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14            2,000,000         2,030,000
--------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec.
Nts., 8/1/14                                        1,900,000         1,919,000


                         6 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
OIL & GAS CONTINUED
--------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts.,
10/1/11                                          $  1,100,000    $    1,105,500
--------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr.
Unsec. Nts., 3/1/16                                 1,920,000         1,996,800
--------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                           1,750,000         1,715,000
6.875% Sr. Unsec. Nts., 12/15/13                      680,000           618,800
--------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec.
Sub. Nts., 9/1/14                                   4,500,000         4,426,875
--------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy
Finance Corp., 6.25% Sr. Unsec. Nts., 9/15/15         490,000           485,100
--------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec.
Nts., Series B, 3/15/13                             2,500,000         2,475,000
--------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%
Sr. Nts., 6/15/14                                   1,700,000         1,785,000
--------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                1,000,000           958,750
7.875% Sr. Sub. Nts., 5/1/13 3                      1,225,000         1,254,094
--------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr.
Nts., 2/1/13                                        2,000,000         2,179,996
--------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr.
Sub. Nts., 4/1/16                                   3,935,000         3,748,088
--------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                       1,925,000         1,838,375
7.375% Sr. Sub. Nts., 7/15/13                       1,500,000         1,515,000
7.50% Sr. Sub. Nts., 5/15/16                        4,805,000         4,853,050
--------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                 2,800,000         2,915,427
8% Sr. Unsub. Nts., 3/1/32                          2,500,000         2,776,573
8.875% Sr. Nts., 3/15/10                            1,800,000         1,896,597
--------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                1,680,000         1,688,400
8.25% Sr. Unsec. Sub. Nts., 12/15/11                3,500,000         3,561,250
--------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts.,
11/1/13 3                                           2,390,000         2,395,975
--------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts.,
7/15/11                                             1,775,000         1,881,500
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds,
4/1/17                                              4,050,000         4,285,694
--------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 3                             870,000           842,813
6.625% Sr. Nts., 11/1/15 3                            870,000           841,725
--------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.40% Sr. Nts., 4/15/16 3                           1,710,000         1,699,313
8.875% Sr. Unsub. Nts., Series B, 7/15/12           1,200,000         1,333,500
--------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                         2,300,000         2,265,500
7.25% Sr. Unsec. Sub. Nts., 5/1/13                  2,200,000         2,167,000
--------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                 1,200,000         1,236,000
8.75% Unsec. Nts., 3/15/32                          2,800,000         3,080,000
--------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50%
Nts., 12/1/08 1                                       800,000           796,000
                                                                 ---------------
                                                                    109,596,923
--------------------------------------------------------------------------------
FINANCIALS--2.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14 3                     2,025,000         2,045,250
9.265% Sr. Sec. Nts., 9/15/14 2,3                   2,025,000         2,045,250
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr.
Unsec. Sub. Nts., Series B, 9/30/08 1               3,700,000         2,793,500


                         7 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                  $  1,939,000    $    1,992,323
8% Sr. Nts., 6/15/11                                2,095,000         2,178,800
                                                                 ---------------
                                                                     11,055,123
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
ABN Amro Bank NV (NY Branch), 5% Sec. Nts.,
11/5/17 1,2                                         2,069,459         1,946,585
--------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1               78,000            83,850
                                                                 ---------------
                                                                      2,030,435
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Ace Cash Express, Inc., 10.25% Sr. Nts.,
10/1/14 3,6                                           505,000           513,838
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
AAC Group Holding Corp., 0%/10.25% Sr.
Unsec. Disc. Nts., 10/1/12 5                          850,000           709,750
--------------------------------------------------------------------------------
Affinia Group, Inc., 9% Sr. Unsec. Sub.
Nts., 11/30/14                                        480,000           450,000
--------------------------------------------------------------------------------
BCP Crystal US Holdings Corp., 9.625% Sr.
Sub. Nts., 6/15/14                                  4,794,000         5,225,460
--------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3
Corp., 0%/10.50% Sr. Unsec. Disc. Nts.,
Series B, 10/1/14 5                                 3,100,000         2,530,375
--------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub.
Nts., 4/1/15                                        2,470,000         2,346,500
--------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3            2,330,000         2,324,175
--------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                        900,000           907,875
10.239% Sr. Unsec. Nts., 5/1/10 2                     775,000           800,188
                                                                 ---------------
                                                                     15,294,323
--------------------------------------------------------------------------------
REAL ESTATE--0.7%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 2         2,552,000         2,714,690
--------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                  4,930,000         4,806,750
6.75% Sr. Nts., Series Q, 6/1/16                      900,000           892,125
--------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp.,
6.75% Sr. Nts., 4/1/17                              1,520,000         1,537,100
                                                                 ---------------
                                                                      9,950,665
--------------------------------------------------------------------------------
HEALTH CARE--4.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr.
Sub. Nts., 4/1/14 3                                 1,215,000         1,160,325
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Inverness Medical Innovations, Inc., 8.75%
Sr. Sub. Nts., 2/15/12                              1,100,000         1,089,000
--------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%
Sr. Unsec. Nts., 11/1/11                            2,150,000         2,268,250
                                                                 ---------------
                                                                      3,357,250
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub.
Nts., 4/1/13                                        2,000,000         2,130,000
--------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr.
Unsec. Sub. Nts., 12/15/12                          2,400,000         2,307,000
--------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                     2,320,000         2,276,500
7.25% Sr. Unsec. Sub. Nts., 3/15/15                 4,080,000         4,029,000
--------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                          600,000           645,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                  1,900,000         2,002,125
--------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II,
7.875% Nts., 2/1/08                                 2,800,000         2,856,000
--------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts.,
10/15/13 1                                          1,300,000         1,355,250


                         8 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                   $  1,150,000    $      976,063
6.375% Nts., 1/15/15                                2,550,000         2,065,500
8.75% Sr. Nts., 9/1/10                              2,000,000         2,025,000
--------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 3       1,930,000         1,980,663
--------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                          55,000            53,763
6.875% Sr. Sub. Nts., 12/15/15                        295,000           287,994
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr.
Unsec. Sub. Nts., 7/15/15                           1,220,000         1,195,600
--------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec.
Sub. Nts., 2/1/15                                   7,500,000         6,356,250
--------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                            3,420,000         3,022,425
7.375% Nts., 2/1/13                                   147,000           133,219
9.875% Sr. Nts., 7/1/14                             6,575,000         6,583,219
--------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts.,
11/15/13                                              570,000           556,463
--------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                         2,150,000         2,236,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                2,550,000         2,805,000
--------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC,
0%/11.25% Sr. Disc. Nts., 10/1/15 5                 4,500,000         3,262,500
                                                                 ---------------
                                                                     51,140,534
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International,
Inc., 7% Sr. Nts., 12/15/11 1                       2,900,000         2,747,750
--------------------------------------------------------------------------------
INDUSTRIALS--7.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Alliant Techsystems, Inc., 6.75% Sr. Sub.
Nts., 4/1/16                                        2,450,000         2,419,375
--------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub.
Nts., 5/1/11                                          147,000           153,615
--------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                             1,975,000         1,950,313
6.875% Sr. Unsec. Sub. Nts., 11/1/13                  700,000           694,750
7.625% Sr. Sub. Nts., 2/1/18                          865,000           882,300
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                         900,000           859,500
6.125% Sr. Unsec. Sub. Nts., 1/15/14                1,350,000         1,316,250
6.375% Sr. Unsec. Sub. Nts., Series B,
10/15/15                                            3,345,000         3,269,738
7.625% Sr. Sub. Nts., 6/15/12                       1,250,000         1,293,750
--------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                            1,517,000         1,623,190
11% Sr. Sub. Nts., 2/15/13                          1,299,000         1,422,405
                                                                 ---------------
                                                                     15,885,186
--------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 1,4,8       2,000,000                --
13% Sr. Unsec. Nts., 2/1/09 1,4,8                   6,720,000                --
                                                                 ---------------
                                                                             --
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub.
Nts., 4/15/12                                       1,500,000         1,503,750
--------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875%
Sr. Unsec. Sub. Nts., 12/15/12                      1,950,000         1,867,125
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts.,
7/1/10                                              1,944,000         2,070,360


                         9 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
BUILDING PRODUCTS CONTINUED
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts.,
9/1/14                                           $  1,550,000    $    1,472,500
                                                                 ---------------
                                                                      6,913,735
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                               150,000           149,625
7.375% Sr. Sec. Nts., Series B, 4/15/14            11,600,000        11,484,000
--------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub.
Nts., Series B, 11/15/05 1,4,8                      2,500,000                --
--------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13         2,900,000         2,762,250
--------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                 2,200,000         2,167,000
7.50% Sr. Nts., 5/1/11                              1,350,000         1,387,125
--------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec.
Nts., 10/1/16 3,6                                   1,765,000         1,791,475
--------------------------------------------------------------------------------
Mobile Services Group, Inc., 9.75% Sr.
Nts., 8/1/14 3                                        355,000           365,650
                                                                 ---------------
                                                                     20,107,125
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts.,
7/15/12                                             3,175,000         3,278,188
--------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub.
Nts., 6/15/09                                       1,050,000           992,250
--------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts.,
11/15/10                                            2,200,000         2,365,000
--------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12          700,000           738,500
                                                                 ---------------
                                                                      7,373,938
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Covalence Specialty Materials Corp., 10.25%
Sr. Sub. Nts., 3/1/16 3                             1,940,000         1,891,500
--------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr.
Unsec. Sub. Nts., 12/15/13                          1,800,000         1,683,000
                                                                 ---------------
                                                                      3,574,500
--------------------------------------------------------------------------------
MACHINERY--1.4%
Case New Holland, Inc.:
7.125% Sr. Unsec. Nts., 3/1/14                      1,970,000         1,987,238
9.25% Sr. Nts., 8/1/11                              2,400,000         2,556,000
--------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts.,
1/15/12 3                                           2,000,000         1,900,000
--------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec.
Nts., 5/15/15                                       1,945,000         1,983,900
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13 1                            600,000           594,000
10.50% Sr. Sub. Nts., 8/1/12 1                      2,174,000         2,347,920
--------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec.
Nts., 5/15/11 1                                     4,700,000         4,488,500
--------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts.,
3/15/14                                             1,950,000         1,915,875
--------------------------------------------------------------------------------
Wolverine Tube, Inc., 7.375% Sr. Nts.,
8/1/08 3                                            2,100,000         1,795,500
                                                                 ---------------
                                                                     19,568,933
--------------------------------------------------------------------------------
ROAD & RAIL--1.0%
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.:
7.625% Sr. Nts., 5/15/14                            2,100,000         2,047,500
7.75% Sr. Nts., 5/15/16 3                           1,230,000         1,193,100
7.905% Sr. Nts., 5/15/14 2,3                          490,000           482,650
--------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The),
7.50% Sr. Nts., 6/15/09                             2,000,000         2,010,000
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                           375,000           355,313
7.50% Sr. Unsec. Nts., 11/1/13                      2,693,000         2,659,338
9.625% Sr. Nts., 12/1/12 1                          2,000,000         2,160,000


                        10 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
TDS Investor Corp., 11.875% Sr. Sub. Nts.,
9/1/16 3                                         $  3,300,000    $    3,184,500
                                                                 ---------------
                                                                     14,092,401
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.1%
Ashtead Capital, Inc., 9% Nts., 8/15/16 3           1,170,000         1,222,650
--------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr.
Nts., 7/15/16 3                                     1,290,000         1,328,700
--------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub.
Nts., 6/15/14                                       1,890,000         1,923,075
--------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts.,
2/15/14                                            12,400,000        11,718,000
                                                                 ---------------
                                                                     16,192,425
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                 1,813,000         1,876,455
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Loral Skynet Corp., 14% Sr. Sec. Nts.,
11/21/15 1,7                                          916,000         1,071,720
--------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec.
Debs., 3/15/29                                     11,300,000        10,113,500
--------------------------------------------------------------------------------
Nortel Networks Ltd.:
9.731% Sr. Nts., 7/15/11 2,3                        1,195,000         1,239,813
10.75% Sr. Nts., 7/15/16 3                          1,300,000         1,397,500
--------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr.
Unsub. Disc. Nts., 1/15/07 4,8                      5,310,000                53
                                                                 ---------------
                                                                     13,822,586
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
Seagate Technology HDD Holdings:
6.375% Sr. Nts., 10/1/11                            2,530,000         2,530,000
6.80% Sr. Nts., 10/1/16                               760,000           760,000
8% Sr. Nts., 5/15/09                                1,700,000         1,768,017
                                                                 ---------------
                                                                      5,058,017
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Flextronics International Ltd., 6.25% Sr.
Sub. Nts., 11/15/14                                 2,650,000         2,583,750
--------------------------------------------------------------------------------
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 1                            2,350,000         2,397,000
11.75% Sr. Sub. Nts., 8/1/16 1                      3,525,000         3,648,375
--------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                      2,275,000         2,155,563
8.125% Sr. Sub. Nts., 3/1/16                          875,000           861,875
--------------------------------------------------------------------------------
Solectron Global Finance Ltd., 8% Sr.
Unsec. Sub. Nts., 3/15/16                             425,000           422,875
                                                                 ---------------
                                                                     12,069,438
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr.
Nts., 12/15/09 1,4,8 [EUR]                          4,232,751                --
--------------------------------------------------------------------------------
NorthPoint Communications Group, Inc.,
12.875% Nts., 2/15/10 1,4,8                         1,040,900                --
--------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06 1,4,8 [EUR]                                 1,000,000                --
                                                                 ---------------
                                                                             --
--------------------------------------------------------------------------------
IT SERVICES--1.2%
DI Finance/DynCorp International LLC, 9.50%
Sr. Unsec. Sub. Nts., Series B, 2/15/13             4,257,000         4,427,280
--------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Sub.
Nts., 5/15/14 1                                     2,150,000         2,203,750
--------------------------------------------------------------------------------
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                          600,000           603,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                 2,400,000         2,466,000


                        11 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
IT SERVICES CONTINUED
SunGard Data Systems, Inc.:
9.125% Sr.Unsec. Nts., 8/15/13                   $    870,000    $      904,800
10.25% Sr. Unsec. Sub. Nts., 8/15/15                5,650,000         5,847,750
                                                                 ---------------
                                                                     16,452,580
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Advanced Micro Devices, Inc., 7.75% Sr.
Unsec. Nts., 11/1/12                                4,938,000         5,024,415
--------------------------------------------------------------------------------
Amkor Technology, Inc., 7.75% Sr. Nts.,
5/15/13                                             4,500,000         4,145,625
                                                                 ---------------
                                                                      9,170,040
--------------------------------------------------------------------------------
MATERIALS--9.4%
--------------------------------------------------------------------------------
CHEMICALS--2.2%
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                       147,000           156,371
10.625% Sr. Unsec. Nts., 5/1/11                     4,400,000         4,741,000
--------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts.,
10/15/16                                            4,040,000         3,979,400
--------------------------------------------------------------------------------
Huntsman International LLC:
8.375% Sr. Sub. Nts., 1/1/15 2,3                      870,000           883,050
10.125% Sr. Unsec. Sub. Nts., 7/1/09                2,312,000         2,358,240
--------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 2                   2,535,000         2,896,238
11.625% Sr. Unsec. Nts., 10/15/10                      95,000           105,450
--------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13 1                     147,000           164,640
10.875% Sr. Unsec. Nts., Series B, 6/1/08              46,000            49,278
--------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts.,
2/15/16 3                                           1,425,000         1,364,438
--------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub.
Nts., 8/15/14                                         900,000           897,750
--------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec.
Sub. Disc. Nts., 11/15/14 5                         2,850,000         2,109,000
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                         3,800,000         3,866,500
8.25% Sr. Unsec. Nts., 9/15/16                      2,025,000         2,065,500
9.50% Sec. Nts., 12/15/08                              86,000            88,903
9.50% Sr. Sec. Nts., 12/15/08                         412,000           425,905
10.50% Sr. Sec. Nts., 6/1/13                        1,250,000         1,381,250
11.125% Sr. Sec. Nts., 7/15/12                        700,000           766,500
--------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                       1,000,000           990,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                 693,000           744,975
--------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp.,
9.50% Sr. Unsec. Nts., 12/1/12 3                      985,000         1,015,781
                                                                 ---------------
                                                                     31,050,169
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc.
Nts., 3/1/14 5                                      6,090,000         4,232,550
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.5%
Ball Corp., 6.625% Sr. Nts., 3/15/18                2,450,000         2,413,250
--------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts.,
11/15/15                                            2,390,000         2,431,825
--------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                       450,000           447,750
9.875% Sr. Unsec. Sub. Nts., 10/15/14               6,400,000         6,320,000
--------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                             3,300,000         3,390,750


                        12 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
--------------------------------------------------------------------------------
9.50% Sr. Sub. Nts., 8/15/13                     $  2,000,000    $    2,055,000
--------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                  650,000           602,875
8.25% Sr. Unsec. Nts., 10/1/12                      3,281,000         3,157,963
--------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12      2,500,000         2,650,000
--------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                      2,447,000         2,520,410
8.75% Sr. Sec. Nts., 11/15/12                       5,400,000         5,724,000
8.875% Sr. Sec. Nts., 2/15/09                       2,637,000         2,722,703
--------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 4       1,572,095         1,760,746
--------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14          3,400,000         2,953,750
--------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                               440,000           424,600
9.75% Sr. Unsec. Nts., 2/1/11                       3,437,000         3,557,295
--------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts.,
8/15/12 3                                             735,000           826,875
--------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts.,
6/15/12                                             6,100,000         5,673,000
                                                                 ---------------
                                                                     49,632,792
--------------------------------------------------------------------------------
METALS & MINING--2.1%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                      1,997,000         1,954,564
7.875% Sr. Unsec. Nts., 2/15/09                       900,000           901,125
--------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec.
Nts., 8/15/14                                       2,800,000         2,814,000
--------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec.
Sub. Nts., Series B, 12/1/15 1                      2,510,000         2,497,450
--------------------------------------------------------------------------------
International Utility Structures, Inc., 13%
Unsec. Sub. Nts., 2/1/08 1,4,8                        814,000                --
--------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                   850,000           909,500
--------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14       4,543,000         5,123,482
--------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec.
Nts., 6/1/12                                        2,500,000         2,678,125
--------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec.
Nts., 10/15/13                                      1,908,000         2,074,950
--------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts.,
3/1/10                                                850,000           888,250
--------------------------------------------------------------------------------
Novelis, Inc., 8.25% Sr. Nts., 2/15/15 2,3          5,200,000         4,966,000
--------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09       1,500,000         1,554,375
--------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                             1,514,000         1,623,765
10.75% Sr. Nts., 8/1/08                             1,493,000         1,621,771
                                                                 ---------------
                                                                     29,607,357
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.3%
Abitibi-Consolidated Co. of Canada, 8.375%
Sr. Unsec. Sub. Nts., 4/1/15                        2,150,000         1,967,250
--------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                  1,250,000         1,246,875
8.85% Unsec. Bonds, 8/1/30                          1,100,000           929,500
--------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts.,
6/15/11                                             1,435,000         1,442,175
--------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts.,
10/1/13                                             1,000,000         1,007,500
--------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                  1,950,000         1,823,250
--------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec.
Nts., 11/15/07 1,4,8                                5,400,000         3,375,000
--------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15
3,7 [EUR]                                             866,473         1,123,456
--------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts.,
2/15/13                                             1,635,000         1,498,069
--------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec.
Nts., 3/1/14                                        2,200,000         2,035,000
--------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.235%, Sr. Sec. Nts., 8/1/14 2,3                   1,410,000         1,431,150


                        13 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
11.375% Sr. Sub. Nts., 8/1/16 3                  $  1,410,000    $    1,406,475
                                                                 ---------------
                                                                     19,285,700
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.4%
Citizens Communications Co., 6.25% Sr.
Nts., 1/15/13 3                                    10,300,000        10,068,250
--------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts.,
6/15/16 3                                             905,000           966,088
--------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 2                           5,250,000         5,341,875
8.625% Sr. Nts., 1/15/15 2                            180,000           184,950
--------------------------------------------------------------------------------
Level 3 Financing, Inc., 10.75% Sr. Unsec.
Unsub. Nts., 10/15/11                                 800,000           841,000
--------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875%
Sr. Nts., 5/1/16 3                                  1,225,000         1,293,906
--------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 3                              1,110,000         1,148,850
9% Sr. Unsec. Nts., 8/15/14                         3,770,000         3,911,375
--------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts.,
7/15/05 1,4,8                                       4,000,000           180,000
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                   3,400,000         3,417,000
7.90% Unsec. Nts., 8/15/10                          2,572,000         2,655,590
--------------------------------------------------------------------------------
Qwest Communications International, Inc.,
7.25% Sr. Unsec. Sub. Nts., 2/15/11 2               1,500,000         1,507,500
--------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Nts., 10/1/14 3                           2,390,000         2,479,625
8.875% Unsec. Unsub. Nts., 3/15/12 2                9,000,000         9,866,250
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,4,8      2,300,000                --
--------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%
Sr. Unsec. Unsub. Nts., 2/15/14                     7,575,000         8,010,563
--------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC,
7.75% Sr. Unsec. Sub. Nts., 2/15/15                 1,370,000         1,465,900
--------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 3                           1,795,000         1,913,919
8.625% Sr. Nts., 8/1/16 3                           6,795,000         7,304,625
                                                                 ---------------
                                                                     62,557,266
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.9%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                             2,150,000         2,300,500
11% Sr. Unsec. Nts., 7/31/10                          147,000           161,333
--------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts.,
Series B, 8/1/11                                    4,820,000         5,073,050
--------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                    1,500,000         1,545,000
7.50% Sr. Nts., 5/1/12 1                            5,650,000         5,833,625
--------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec.
Disc. Nts., 10/1/07 1,4,8                           9,220,000                --
--------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                           6,950,000         7,419,125
--------------------------------------------------------------------------------
Centennial Communications Corp., 10% Sr.
Unsec. Nts., 1/1/13                                 1,500,000         1,526,250
--------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr.
Sec. Nts., 11/1/11                                  1,660,000         1,732,625
--------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                            3,671,000         3,657,234
9.757% Sr. Unsec. Nts., 10/15/12 2                    740,000           758,500


                        14 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
--------------------------------------------------------------------------------
IWO Holdings, Inc., 9.257% Sr. Sec. Nts.,
1/15/12 2                                        $    570,000    $      588,525
--------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr.
Nts., Series D, 8/1/15                             11,460,000        11,835,647
--------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts.,
7/1/11                                              3,300,000         3,481,500
--------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                            2,000,000         2,002,500
7.50% Sec. Nts., 3/15/15                            2,700,000         2,895,750
8% Sr. Sub. Nts., 12/15/12                          1,700,000         1,814,750
--------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                        7,447,000         7,530,779
9.875% Sr. Nts., 2/1/10                             4,000,000         4,190,000
--------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts.,
3/1/11                                              4,200,000         4,578,000
--------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12        1,625,000         1,795,625
                                                                 ---------------
                                                                     70,720,318
--------------------------------------------------------------------------------
UTILITIES--5.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.6%
AES Corp. (The), 8.375% Sr. Unsec. Unsub.
Nts., 3/1/11 1 [GBP]                                2,500,000         4,727,668
--------------------------------------------------------------------------------
Edison Mission Energy:
7.50% Sr. Nts., 6/15/13 3                           1,220,000         1,238,300
7.75% Sr. Nts., 6/15/16 3                           1,760,000         1,790,800
--------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec.
Nts., 5/1/34                                       11,000,000        11,797,500
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance
Co. II, Inc., 7.375% Sr. Sec. Nts., Series
B, 9/1/10                                           3,350,000         3,366,750
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance
Co., Inc., 8.50% Sr. Sec. Nts., 9/1/10              1,300,000         1,345,500
--------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts.,
12/15/14                                            1,900,000         1,816,875
--------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                        1,347,000         1,404,248
9.50% Sr. Sec. Nts., 7/15/13                        6,010,000         6,265,425
--------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec.
Nts., 8/15/17                                       3,195,000         3,212,323
                                                                 ---------------
                                                                     36,965,389
--------------------------------------------------------------------------------
ENERGY TRADERS--3.0%
AES Corp. (The):
7.75% Sr. Unsec. Unsub. Nts., 3/1/14                  900,000           940,500
8.75% Sr. Sec. Nts., 5/15/13 3                      3,800,000         4,094,500
--------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds,
Series A, 11/30/19                                  1,615,002         1,728,052
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11               3,986,000         3,901,264
8.375% Sr. Unsec. Nts., 5/1/16                        350,000           357,875
8.75% Sr. Nts., 2/15/12                             1,159,000         1,206,809
--------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                      13,150,000        13,232,188
8.50% Sr. Unsec. Nts., 10/1/21                        400,000           390,000
9.125% Sr. Unsec. Nts., 5/1/31                      2,400,000         2,454,000
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec.
Pass-Through Certificates, Series A, 6/30/12        2,130,604         2,259,772
--------------------------------------------------------------------------------
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16          11,900,000        11,855,375
                                                                 ---------------
                                                                     42,420,335
--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08        1,100,000         1,099,112


                        15 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.2%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                          $  1,147,000    $    1,187,145
7.75% Sr. Nts., 8/1/10                              1,400,000         1,477,000
--------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts.,
11/1/14                                             1,000,000           988,704
                                                                 ---------------
                                                                      3,652,849
                                                                 ---------------
Total Corporate Bonds and Notes
(Cost $1,280,242,761)                                             1,272,804,321

                                                       SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--1.1%
--------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable,
Non-Vtg. 1,7,8                                        110,146                --
--------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series
F (converts into Dobson Communications
Corp., Cl. A common stock), Non-Vtg. 3                  3,100           519,250
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum.
Exchangeable, Series B, Non-Vtg. 1,8                   28,000                --
--------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable,
Non-Vtg. 1,7,8                                              1                --
--------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 1,7                               1,016         8,484,521
9.75% Cv., Series AI 1,7,8                                 --               919
--------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A,
Non-Vtg. 1,7                                            8,087         1,621,444
--------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                   192               566
--------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series
B, Non-Vtg. 1,7                                         1,243         1,513,353
--------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12%
Non-Cum., Series A 1                                   26,250         3,707,813
                                                                 ---------------
Total Preferred Stocks (Cost $17,292,928)                            15,847,866
--------------------------------------------------------------------------------
COMMON STOCKS--1.1%
--------------------------------------------------------------------------------
American Tower Corp. 8                                 60,609         2,212,229
--------------------------------------------------------------------------------
ATA Holdings Corp. 1,8                                 23,789           356,835
--------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,8                   46,673                --
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                40,000         1,159,200
--------------------------------------------------------------------------------
Citigroup, Inc.                                         2,479           123,132
--------------------------------------------------------------------------------
Covad Communications Group, Inc. 8                    132,227           197,018
--------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 8                  157,019         1,102,273
--------------------------------------------------------------------------------
Globix Corp. 8                                         80,275           373,279
--------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 8              168,429           985,310
--------------------------------------------------------------------------------
iPCS, Inc. 8                                           39,304         2,104,729
--------------------------------------------------------------------------------
Kaiser Aluminum Corp. 8                                11,645           516,339
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 8                    17,168           832,476
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 8                       27,373           704,581
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 8                       27,760           695,666
--------------------------------------------------------------------------------
Loral Space & Communications Ltd. 8                    57,253         1,506,899
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                               7,544           337,896
--------------------------------------------------------------------------------
Orbital Sciences Corp. 8                               14,063           263,963
--------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 8                            8,124           209,193
--------------------------------------------------------------------------------
Prandium, Inc. 1,8,9                                  459,132             3,673
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,8                            4,014            52,583


                        16 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,8                               30,000    $       30,000
--------------------------------------------------------------------------------
Verizon Communications, Inc.                           14,036           521,157
--------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,8                      13,172               527
--------------------------------------------------------------------------------
Western Forest Products, Inc. 8                       467,777           686,338
--------------------------------------------------------------------------------
WRC Media Corp. 1,8                                     9,471                95
--------------------------------------------------------------------------------
XO Holdings, Inc. 8                                    22,405           109,336
                                                                 ---------------
Total Common Stocks (Cost $25,155,476)                               15,084,727

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 8                 1,964            14,585
--------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,8                   2,000                --
--------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp.
12/15/07 1,8                                            3,330                --
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp.
9/30/08 1,8                                             4,000                --
--------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,8                7,500                --
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,8                1,445                --
--------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,8                       3,750                --
--------------------------------------------------------------------------------
Long Distance International, Inc. Wts.,
Exp. 4/13/08 1,8                                        2,800                --
--------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,8                     5,000                --
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 8            100,000            33,000
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 8          6,519                 5
--------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 8                          44,823            40,341
Series B Wts., Exp. 1/16/10 8                          33,615            20,169
Series C Wts., Exp. 1/16/10 8                          33,615            12,774
--------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp.
8/12/12 1,8                                            30,800               308
                                                                 ---------------
Total Rights, Warrants and Certificates
(Cost $483,414)                                                         121,182

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
STRUCTURED NOTES--0.5%
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield
Targeted Return Index Securities, Series
2006-1, 7.548%, 5/1/16 1,10 (Cost $7,177,123)    $  7,100,000         7,223,043
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.7%
--------------------------------------------------------------------------------
Undivided interest of 97.96% in joint
repurchase agreement (Principal
Amount/Value $111,922,000, with a maturity
value of $111,966,489) with DB Alex Brown
LLC, 4.77%, dated 9/29/06, to be
repurchased at $109,678,580 on 10/2/06,
collateralized by U.S. Treasury Bills,
12/28/06 with a value of $114,186,962
(Cost $109,635,000)                               109,635,000       109,635,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST
$1,441,520,299)                                          99.5%    1,420,750,019
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.5         7,745,998

                                                 -------------------------------
NET ASSETS                                              100.0%   $1,428,496,017
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR   Euro


                        17 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

GBP   British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $77,452,452, which represents 5.42% of the Fund's net assets, of which $3,673 is considered restricted. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $160,637,187 or 11.25% of the Fund's net assets as of September 30, 2006.

4. Issue is in default. See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See accompanying Notes.

7. Interest or dividend is paid-in-kind, when applicable.

8. Non-income producing security.

9. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                           SHARES
                         JUNE 30,        GROSS         GROSS            SHARES
                             2006    ADDITIONS    REDUCTIONS    SEPT. 30, 2006
-------------------------------------------------------------------------------
Prandium, Inc.            459,132           --            --           459,132

                                                                      DIVIDEND
                                                       VALUE            INCOME
-------------------------------------------------------------------------------
Prandium, Inc.                                    $    3,673    $           --

10. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                    $ 1,443,832,381
                                                  ================

Gross unrealized appreciation                     $    40,219,399
Gross unrealized depreciation                         (63,301,761)
                                                  ----------------
Net unrealized depreciation                       $   (23,082,362)
                                                  ================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when


                        18 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2006, the market value of these securities comprised 0.5% of the Fund's net assets and resulted in unrealized cumulative gains of $45,920.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased $8,171,261 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2006, securities with an aggregate market value of $10,798,674, representing 0.76% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise


                        19 | OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                     ACQUISITION                 VALUATION AS OF     UNREALIZED
SECURITY                   DATES          COST    SEPT. 30, 2006   DEPRECIATION
--------------------------------------------------------------------------------
Prandium, Inc.   3/18/99-3/22/99   $ 5,400,000   $         3,673   $  5,396,327

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        20 | OPPENHEIMER HIGH YIELD FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer High Yield Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006